Other Litigation, Claims, and Legal Contingencies (Details) € in Millions	Feb. 28, 2010 patent	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
TecSec legal proceedings
Intellectual property-related litigation and claims
Number of patents alleged infringed	1
Number patents held by TecSec	5
Non-income taxes
Intellectual property-related litigation and claims
Potential amount | €		€ 189	€ 95